Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories, net consisted of the following at:

	September 30, 2024	December 31, 2023
Raw materials	$360,907	$254,461
Work in process	140,025	170,464
Finished goods	1,518,549	1,284,210
Total	$2,019,481	$1,709,135

Inventories, net consisted of the following at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Raw materials	$254,461	$106,088
Work in process	170,464	49,144
Finished goods	1,284,210	30,572
Total	$1,709,135	$185,804